STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 6: STOCKHOLDERS’ EQUITY (DEFICIT)

Shares issued for services:

During the six months ended June 30, 2020, the Company issued 13,750 shares of common stock, at $12.00 to $40.00 per share for $375,000 in exchange for services rendered. During the six months ended June 30, 2021, the Company issued 15,000 shares of common stock, at $7.50 to $9.73 per share for $119,800 in exchange for services rendered.

Shares issued for interest:

During the six months ended June 30, 2020 and June 30, 2021, the Company did not issue any shares for interest.

In the six months ended June 30, 2020, one holder of our Series E Preferred Stock converted 3,937 shares to 9,843 post-split shares of our common stock and 4,921 warrants at an exercise price of $48.00 per share with an expiration date of January 8, 2025. During the six months ended June 30, 2021 there were no conversion of our Series E Preferred stock.

During the six months ended June 30, 2020, 60,026, post-split, warrants were converted to common stock, at $8.00 to $28.00 per share. No warrants were converted during the six months ended June 30, 2021.

In the six months ended June 30, 2020, one note holder converted $30,695 of their note into 1,919 post-split common shares at a conversion rate of $16 per post-split share and cash payment of $5,000. During the six months ended June 30, 2021 four note holders converted $584,000 of their notes into 92,761 common shares at a conversion at $4.81 to $5.00 per share.

Stock and Loan Transactions for Cash

On April 8, 2021, the Company sold 16,667 shares of its restricted common stock at $6.00 per share to one investor.

On April 14, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $100,000 note and 2,500 restricted shares of common stock as a loan origination fee.

On April 16, 2021, the Company sold 41,667 shares of restricted common stock at $6.00 per share to one investor.

On April 21, 2021, the $100,000 loan from April 14, 2021, was retired out of the proceeds and sale by the Company of 41,667 shares of its common stock at $6.00 per share.

On April 30, 2021, the Company issued a two-month loan to an investor in exchange for $100,000. The principal of the note together with an origination fee and accrued interest thereon totaling $105,000 and 10,000 shares of restricted common stock is due on June 30, 2021.

On May 10, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $105,000 note which includes a $5,000 loan origination fee.

On May 17, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $100,000 note and 6,000 restricted common stock as a loan origination fee.

On May 18, 2021, the Company received a short-term $100,000 loan from one investor. The Company issued a $100,000 note and 5,000 restricted common stock as a loan origination fee.

On May 19, 2021, the Company received a short-term $50,000 loan from one investor. The Company issued a $50,000 note and 3,000 restricted common stock as a loan origination fee.

On May 24, 2021, the Company received a short-term $50,000 loan from one investor. The Company issued a $50,000 note and 3,000 restricted common stock as a loan origination fee.

On June 9, 2021, the Company received short-term $400,000 loans from three investors. The Company issued $420,000 notes including $20,000 loan origination fee and 10,000 restricted common stock as a loan origination fees.

On June 18, 2021, the Company received short-term $120,000 loans from two investors. The Company issued $132,000 notes including $12,000 loan origination fees.

Consulting Agreements

On May 28, 2021, the Company entered into a consulting agreement with Sterling Asset Management to provide business advisory services. The company will provide assistance and recommendations to help build strategic partnerships, to provide the Company with advice regarding revenue opportunities, mergers and acquisitions. The six- month engagement commenced on May 28, 2021. The consultant receives 2,500 restricted common shares each month of the agreement with a retainer of $10,000.